JPMorgan Trust II

245 Park Avenue

New York, NY 10167

December 3, 2010

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of
JPMorgan Large Cap Growth Fund, JPMorgan
Large Cap Value Fund, JPMorgan Small Cap
Growth Fund (collectively, the “Funds”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Funds does not materially differ from the version contained in Post-Effective Amendment No. 123 (Amendment No. 124 under the 1940 Act) filed electronically on November 29, 2010.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Very truly yours,

/s/Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary